FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

34          FINANCIAL RISK MANAGEMENT

The Group’s activities involve principally the use of financial instruments, including derivatives. It also accepts deposits from customers at both fixed and floating rates, for various periods, and invests these funds in high-quality assets. Additionally, it places these deposits at fixed and variable rates with legal entities and individuals, considering the finance costs and expected profitability.

The Group also trades in financial instruments where it takes positions in traded and over-the-counter instruments, derivatives included, to take advantage of short term market movements on securities, bonds, currencies and interest rates.

Given the Group’s activities, it has a framework for risk appetite, a corner stone of the management. The risk management processes involve continuous identification, measurement, treatment and monitoring. The Group is exposed, principally, to operating risk, credit risk, liquidity risk, market risk, strategic risk and insurance technical risk. Finally, it reports on a consolidated basis the risks to which the Group is exposed.

a)	Risk management structure –

The Board of Directors of the Group and of each subsidiary are ultimately responsible for identifying and controlling risks; however, there are separate independent instances in the major subsidiaries responsible for managing and monitoring risks, as further explained below:

(i)    Group’s Board of Directors -

Credicorp Board of Directors -

The Credicorp Board of Directors is responsible for the overall approach to risk management of Credicorp Ltd., including the approval of its appetite for risk.

Likewise; take knowledge of the level of compliance of the appetite and the level of risk exposure, as well as the relevant improvements in the integral risk management of Grupo Crédito and Subsidiaries of Credicorp (Group).

Grupo Crédito’s Board of Directors –

Grupo Crédito’s Board of Directors is responsible for the general approach to risk management of the Group’s subsidiaries and the approval of the risk appetite levels that it is willing to assume. Furthermore, it approves the guidelines and policies for Integral Risk Management, promotes an organizational culture that emphasizes the importance of risk management, oversees the internal control system and ensures the adequate performance of the Group’s regulatory compliance function.

Group Company Boards -

The Board of each company of the Group is responsible for aligning the risk management established by the Board of Grupo Crédito with the context of each one of them. For that, it establishes a framework for risk appetite, policies and guidelines.

(ii)   Credicorp Risk Committee -

Represents the Credicorp Board of Directors, proposes the levels of risk appetite for Credicorp Ltd. Also, it is aware of the level of compliance of the risk appetite and the level of exposure assumed by Grupo Crédito and Credicorp subsidiaries and the relevant improvements in integral management of risks of said entities.

The Committee will be made up of no less than three directors of Credicorp, at least one of which must be independent. Additionally, the Board of Directors may incorporate as a member one or more directors of Credicorp subsidiaries. Likewise, the coordinator of the Committee will be the Credicorp Risk Manager, with the Internal Audit Manager as an observer member (without voice or vote). Finally, the following officials will attend the sessions as guests, according to the agenda of topics to be discussed and at the invitation of the Coordinator: General Manager, Finance Manager, Manager of the Risk Management Division of BCP, and all those people who criteria assist with the development of the session.

(iii)  Grupo Crédito Risk Committee -

Represents the Board of Grupo Crédito in risk management decision-making. Furthermore, proposes to Grupo Crédito’s Board of Directors the levels of risk appetite. This Committee defines the strategies used for the adequate management of the different types of risks and the supervision of risk appetite. In addition to it, they establishing principles, policies and general limits.

The Risk Committee is presided by no less than three Board member of Grupo Crédito, at least one of which must be independent. Additionally, the Board of Directors may incorporate as a member one or more directors of the Group. Likewise, the coordinator of the Committee will be the Grupo Crédito Risk Manager, with the Internal Audit Manager as an observer member (without voice or vote). Finally, the following officials will attend the sessions as guests, according to the agenda of topics to be discussed and at the invitation of the Coordinator: General Manager, Finance Manager, Manager of the Risk Management Division of BCP, and all those people who criteria assist with the development of the session.

In addition to effectively managing all the risks, the Grupo Crédito Risk Committee is supported by the following committees which report periodically on all relevant changes or issues relating to the risks being managed:

Corporate credit Risk Committees (retail and non-retail)-

The Corporate credit Risk Committees (retail and non-retail) are responsible for reviewing the tolerance level of the credit risk appetite, the limits of exposure and the actions for the implementation of corrective measures, in case there are deviations. In addition, they propose credit risk management norms and policies within the framework of governance and the organization for the integral management of credit risk. Furthermore, they propose the approval of any changes to the functions described above and important findings to the Grupo Crédito Risk Committee.

Corporate Treasury and ALM (Asset Liability Management) Risk Committee -

The corporate Treasury and ALM Risk Committee are responsible for analyzing and proposing the corporate objectives, guidelines and policies for Treasury Risk Management and ALM of all the companies of the Group. As well as, monitoring the indicators and limits of the Group market risk appetite and each of the companies of the Group. Further, they are responsible of be aware of the actions for the implementation of the corrective measures if there are deviations from appetite levels and risk tolerance assumed by the companies of Group. Furthermore, they are responsible for proposing the approval of any changes in the functions described above and for reporting any finding to the Grupo Crédito Risk Committee.

Corporate Model Risk Committee –

The Corporate Model Risk Committee is responsible for analyzing and proposing the actions corrections in case there are deviations with respect to the degrees of exposure assumed in the Appetite for Model Risk. Likewise, it proposes the creation and/or modification of the government for model risk management, monitoring compliance with the same. The Model Risk Committee monitors the Group’s data and analytical strategy and the health status of the model portfolio. They are also responsible to inform the Committee of Grupo Crédito Risks on exposures, related to model risk, which involve variations in the risk profile.

Corporate Operational Risk Methodology Committee -

The Corporate Methodological Committee of Operational Risk has as main responsibilities to review the main indicators of Operational Risk of the companies of the Group, as well as the progress of the methodologies deployed for Operational Risk and Business Continuity. Likewise, share best practices regarding the main challenges faced by Group companies.

(iv)  Central Risk Management of Credicorp -

The Central Risk Management of Credicorp informs the Credicorp Risk Committee of the level of compliance of the risk appetite and the level of exposure assumed by Grupo Crédito and Credicorp subsidiaries. Likewise, it reports the relevant improvements in the integral risk management of Grupo Crédito and Credicorp subsidiaries. In addition, it proposes to the Credicorp Risk Committee the risk appetite levels for Credicorp Ltd.

(v)   Central Risk Management of Grupo Crédito -

The Central Risk Management is responsible for the implementation of policies, procedures, methodologies and the actions to be taken to identify, measure, monitor, mitigate, report and control the different types of risks to which the Group is exposed. In addition, it is responsible for participating in the design and definition of the strategic plans of the business units to ensure that they are aligned within the risk parameters approved by the Grupo Crédito Board of Directors. Likewise, it disseminates the importance of adequate risk management, specifying in each of the units, the role that corresponds to them in the timely identification and definition of the corresponding actions.

The units of the Central Risk Management that manage risk at the corporate level are the following:

Credit Division -

The Credit Division proposes credit policies and evaluation criteria and credit risk management that the Group assumes with segment customers wholesaler. Evaluate and authorize loan proposals until their autonomy and propose their approval to the higher instances for those that exceed it. These guidelines are established on the basis of the policies set by the Grupo Crédito Board, respecting the laws and regulations in force. In addition, it assesses the evolution of the risk of wholesale clients and identifies problematic situations, taking actions to mitigate or resolve them.

Risk Management Division -

The Risk Management Division is responsible for ensuring that risk management directives and policies comply with the established by the Board of Directors. In addition, it is responsible for supervising the process of risk management and for coordinating with the companies of Credicorp involved in the whole process, promoting homogeneous risk management and aligned with the best practices. It also has the task of informing Board of Directors regarding: global exposure and by type of risk, as well as the specific exposure of each Group company.

Retail Banking Risk Division -

The Retail Banking Risk Division is responsible for managing the risk profile of the retail portfolio and developing credit policies that are in accordance with the guidelines and risk levels established by Grupo Crédito’s Board of Directors. Likewise, it participates in the definition of products and campaigns aligned to these policies, as well as in the design, optimization and integration of credit evaluation tools and income estimation for credit management.

Non-financial Risks Division -

The Non-financial Risks Division is responsible for defining a non-financial risks strategy aligned with the objectives and risk appetite set by the Board of Grupo Crédito. This strategy seeks to strengthen the management process, generate synergies, optimize resources and achieve better results among the units responsible for managing non-financial risks in the Group. Additionally, in order to achieve the objectives defined in the non-financial risks strategy, the Division is responsible for promoting risk culture, developing talent, defining indicators and generating and following-up strategic projects and initiatives.

The Non-Financial Risks Division is made up of the following areas: Cybersecurity Area Management, Corporate Security Area Management, Operational Risk Management Area Management, and the Digital Risk Project Management Office.

(vi)  Internal Audit Division and Compliance Division -

The Audit Division is in charge of monitoring on an ongoing basis the effectiveness and efficiency of the risk management function in the Group, verifying compliance with regulations, policies, objectives and guidelines set by the Board of Directors. On the other hand, it evaluates sufficiency and integration level of Group’s information and database systems. Finally, it ensures that independence is maintained between the functions of the risk management and business units, for each of the Group’s companies.

The Corporate Compliance and Ethics Division reports to the Board of Directors and is responsible of providing corporate policies for ensure that Group companies specifically comply with regulations that specified them, and the guidelines established in the Code of Ethics.

b)    Risk measurement and reporting systems -

The risk is measured according to models and methodologies developed for the management of each type of risk. Risk reports that allow to monitor at the level added and detailed the different types of risks of each company which is exposed. The system provides the facility to meet the appetite review needs by risk requested by the committees and areas described above; as well as comply with regulatory requirements.

c)    Risk mitigation -

Depending on the type of risk, mitigating instruments are used to reduce its exposure, such as guarantees, derivatives, controls and insurance, among others. Furthermore, it has policies linked to risk appetite and established procedures for each type of risk.

The Group actively uses guarantees to reduce its credit risks.

d)    Risk appetite -

Based on corporate risk management, Grupo Crédito’s Board of Directors approves the risk appetite framework to define the maximum level of risk that the organization is willing to take as seeks its strategic and financial objectives, maintaining a corporate vision in individual decisions of each entity. This Risk Appetite framework is based on “core” and specific metrics:

Core metrics are intended to preserve the organization’s strategic pillars, defined as solvency, liquidity, profit and growth, income stability and balance sheet structure.

Specific metrics objectives are intended to monitor on a qualitative and quantitative basis the various risks, to which the Group is exposed, as well as defining a tolerance threshold of each of those risks, so the risk profile set by the Board is preserved and any risk focus is anticipated on a more granular basis.

Risk appetite is instrumented through the following elements:

-Risk appetite statement: Establishes explicit general principles and the qualitative declarations which complement the risk strategy.

-Metrics scorecards: These are used to define the levels of risk exposure in the different strategic pillars.

-Limits: Allows control over the risk-taking process within the tolerance threshold established by the Board. They also provide accountability for the risk-taking process and define guidelines regarding the target risk profile.

-Government scheme: Seeks to guarantee compliance of the framework through different roles and responsibilities assigned to the units involved.

The appetite is integrated into the processes of strategic and capital guidelines, as well as in the definition of the annual budget, facilitating the strategic decision making of the organization.

e)    Risk concentration -

Concentrations arise when a reduced and representative number of all of the counterparties of the Group are engaged in similar business activities, or activities in the same geographic region, or have similar economic and political conditions among others.

In order to avoid excessive concentrations of risk, the policies and procedures include specific guidelines and limits to guarantee a diversified portfolio.

34.1       Credit risk -

a)

The Group takes on exposure to credit risk, which is the probability of suffering losses caused by debtors or counterparties failing to comply with payment obligations in on or off the balance sheet exposures.

Credit risk is the most important risk for the Group’s business; therefore, Management carefully manages its exposure to credit risk. Credit exposures arise principally from lending activities that lead to direct loans; they also result from investment activities. There is also credit risk in off-balance sheet financial instruments, such as contingent credits (indirect loans), which expose Credicorp to risks similar to direct loans. Likewise, credit risk arises from derivative financial instruments that present showing positive fair values. Finally, all exposure to credit risk (direct or indirect) is mitigated by the control processes and policies.

As part of managing this type of risk, provisions for impairment of its portfolio are assigned as of the date of the statement of financial position.

Credit risk levels are defined based on risk exposure limits, which are frequently monitored. Said limits are established in relation to one borrower or group of borrowers, geographical and industry segments. Furthermore, the risk limits by product, industry sector and by geographical segment are approved by the Risk Committee of Credicorp.

Exposure to credit risk is managed through regular analysis of the ability of debtors and potential debtors to meet interest and principal repayment obligations and by changing the credit limits when it is appropriate. Other specific control measures are outlined below:

(i)	Collateral -

The Group employs a range of policies and practices to mitigate credit risk. The most traditional of these is collateralization which is common practice. The Group implements guidelines on the acceptability of specific classes of collateral or credit risk mitigation. The main types of collateral obtained are as follows:

-      For loans and advances, collateral includes, among others, mortgages on residential properties; liens on business assets such as plants, inventory and accounts receivable; and liens on financial instruments such as debt securities and equity securities.

-      Long-term loans and financing to corporate entities are generally guaranteed. Loans to micro business generally have no collateral. In order to minimize credit loss, the Group will seek additional collateral from the counterparty as soon as impairment indicators arise.

-      For repurchase agreements and securities lending, collateral consists of fixed income instruments , cash and loans.

Collateral held as security for financial assets other than loans is determined by the nature of the instrument. Debt securities, treasury and other eligible bills are generally unsecured, with the exception of assets backed securities and similar instruments, which are secured by portfolios of financial instruments.

Management monitors the market value of collateral, requests additional collateral in accordance with the underlying agreement, and monitors the market value of collateral obtained during its review of the adequacy of the allowance for impairment losses. As part of the Group’s policies, the recovered goods are sold in seniority order. The proceeds of the sale are used to reduce or amortize the outstanding credit. In general, the Group does not use recovered assets for its operational purposes.

(ii)	Derivatives -

The amount subject to credit risk is limited to the current and potential fair value of instruments that are favorable to the Group (fair value is positive). In the case of derivatives this is only a small fraction of the contract, or notional values used to express the volume of instruments outstanding. This credit risk exposure is managed as a portion of the total credit limits with customers, together with potential exposures from market movements. Collateral or other security is not usually obtained for this type of risk exposure.

(iii)	Credit-related commitments -

The primary purpose of these instruments is to ensure that funds are available to a customer as required. Guarantees and letters of credit have the same credit risk as direct loans. Documentary and commercial letters of credit - which are written undertakings by the Group on behalf of a customer authorizing a third party to draw drafts on the Group up to a stipulated amount under specific terms and conditions - are collateralized by the underlying shipments of goods to which they relate and therefore have less risk than a direct loan. The Group has no mandatory commitments to extend credit.

b)

The maximum exposure to credit risk as of December 31, 2020 and 2019, before the effect of mitigation through any collateral, is the carrying amount of each class of financial assets indicated in Notes 34.10(a), 34.10(b) and the contingent credits detailed in Note 21(a).

Management is confident of its ability to continue controlling and maintaining minimal credit risk exposure within the Group, considering both its loan and securities portfolio.

c)	Credit risk management for loans -

The management of credit risk is mainly based on rating and scoring of the internal models of each company of the Group. In Credicorp, a quantitative and qualitative analysis is made of each client, with regard to his financial position, his credit behavior in the System and the market in which it operates; which is carried out continuously, so as to assemble the risk profile of each operation and client with a credit position in the Group.

In the Group, a loan is internally classified as past due, depending on three aspects: the number of days in arrears based on the contractually agreed due date, the subsidiary and the type of credit. In that sense:

Banco de Crédito del Perú, Mibanco, Solución Empresa Administradora Hipotecaria S.A ., and Banco de la Microempresa de Colombia S.A. consider a loan past due:

-      For corporate enterprises, large and medium companies after 15 days in arrears.

-      For small and micro-business after 30 days past due.

-      For overdrafts, after 30 days past due.

-      For consumer, mortgage and lease operation products, quotas are considered past due internally when they are between 30 and 90 days in arrears; after 90 days, the pending loan balance is considered past due.

Atlantic Security Bank considers a credit past due when its payment schedule of capital and/or interest exceed 30 days in arrears.

Banco de Crédito de Bolivia and Banco de la Microempresa de Colombia S.A. consider a credit as an internal past due with effect from day 30 in arrears.

Estimate of the expected loss -

The measurement of the credit loss is based on the product of the following parameters: (i) probability of default (PD) (ii) loss given default (LGD), and (iii) Exposure at default (EAD); discounted at the reporting period, using the effective interest rate. The definition of the parameters is presented below:

Probability of Default (PD): this is a measurement of credit rating given internally to a customer, designed to estimate their probability of default within a specific horizon. The process of obtaining the PD is carried out through scoring and rating tools.

The Group considers that a financial instrument is in default if it meets the following conditions depending on the type of asset:

-      Consumer Products, Credit Card and SME: If the costumer, at some point, presents arrears equal to or greater than 60 days and/or has operations that are refinanced, restructured, in pre-judicial, judicial proceedings or written off.

-      Mortgage Product: If the customer, at some point, presents arrears equal to or greater 120 days and/or has operations that are refinanced, restructured, in pre-judicial, judicial proceedings or written off.

-      Commercial Banking: Those customers that are in the Special Accounts portfolio or have risk classification as deficient, doubtful or lost, or have refinanced, judicial or written off operations. Also, a customer can be considered as Default in case of signs of significant qualitative impairment so as to consider it in said stage.

-      Investments: If the instrument has a Default rating according to external rating agencies such as Fitch, Standard & Poors or Moody’s or with an indicator of arrears equal to or greater than 90 days. Also, a customer can be considered as Default in case of signs of significant qualitative impairment.

Loss Given Default (LGD): Is a measurement which estimates the severity of the loss which would be incurred at the time of the default. It has two approaches in the estimate of the severity of the loss, depending on the stage of the customer:

-      LGD Workout: The LGD workout is the real loss of the customers who have arrived at the stage of default. The recoveries and costs of each one of the operations are used in order to calculate it (Includes open and closed recovery processes).

-      LGD ELBE (Expected Loss Best Estimate): The LGD ELBE is the loss of the contracts in a default situation, based on the time in arrears of the operation (The longer the operation is in default, the greater will be the loss level).

Exposure at Default (EAD): Is a measurement which estimates the exposure at the time of the customer goes into default, taking into account changes in future exposure, for example, in the case of prepayments and/or greater utilization of unused lines.

Accordingly, the estimated of the parameters take into consideration information regarding the actual conditions, as well as the projections of future macroeconomic events and conditions in three scenarios (base, optimistic and pessimistic) which are analyzed in order to obtain the expected loss.

The fundamental difference between the credit loss of an account considered as Stage 1 and Stage 2 is the PD horizon. Specifically, the estimates of Stage 1 use a maximum PD of 12 months, while those in Stage 2 will use a PD measured for the entire life of the instrument. The estimates of Stage 3 will be carried out on the basis of a best estimate LGD.

In those cases, in which the portfolio is immaterial and does not have credit score models, the option was to extrapolate the loss ratio of portfolios with comparable characteristics.

The main methodological adjustments in internal credit risk models made during 2020 are:

-Internal models were reviewed, and upgrades were carried out using representative and updated COVID-19 impact customer surveys, using updated information on customer transaction after confinement. This made it possible to characterize the different types of clients in order to assign them the corresponding level of risk in a granular manner and in line with the first observed indicators of early payment of the transactions and portfolio maturities (real data observed that complements the assumptions used).

-LGD (Loss Given Default) estimates were adjusted with updated information on assumptions, recovery costs and payments from clients in arrears, in order to collect the impact of COVID-19 on recoveries, which have been affected by delays in lawsuits, deterioration in the value of guarantees and increased penalties.

Prospective information:

The measurement of expected credit losses for each stage and the evaluation of significant increases in credit risk consider information on previous events and current conditions, as well as reasonable projections based on future events and economic conditions.

For the estimation of the risk parameters (PD, LGD, EAD), used in the calculation of the provision in stages 1 and 2, the significance of the macroeconomic variables (or their variations) that have the greatest influence on each portfolio was tested. Each macroeconomic scenario used in calculating the expected loss considers projections of relevant macroeconomic variables, such as the gross domestic product (GDP), employment, terms of trade, inflation, among others, for a period of 3 years and a long-term projection.

The estimate of the expected loss for stages 1, 2 and 3 is a weighted estimate that considers three future macroeconomic scenarios. The base, optimistic and pessimistic scenarios, as well as the probability of occurrence of each scenario, are macroeconomic projections provided by the Economic Studies Management. It should be noted that the scenario design is adjusted quarterly. All the scenarios considered apply to portfolios subject to expected credit losses with the same probabilities.

Changes from one stage to another

The classification of an instrument as stage 1 or stage 2 depends on the concept of “significant increase in credit risk” at the reporting date compared to the origin. This classification is updated monthly. As the IFRS 9 states, this classification depends on the following criteria:

-      An account is classified in stage 2 if it has more than 30 days of delay.

-      Additionally, significant risk thresholds were established based on absolute and relative thresholds that depend on the level of risk in which the instrument originated. The thresholds differ for each of the portfolios considered.

-      Additional qualitative reviews are carried out based on the segmentation of risks used in the management of Retail Banking and an individual review in Wholesale Banking.

Additionally, all those accounts classified as default at the reporting date according to the management definition used by the Group are considered as stage 3.

Evaluations of a significant increase in risk from initial recognition and credit deterioration are carried out independently on each reporting date. Assets can be moved in both directions from one phase to another; in this sense, a financial asset that migrated to stage 2 will return to stage 1, if its credit risk did not increase significantly from its initial recognition until a subsequent reporting period. Likewise, an asset that is in stage 3 will return to stage 2 if the credit is no longer considered to be impaired.

Expected life

For the instruments in stage 2 or 3, the reserves for losses will cover the expected credit losses during the expected time of the remaining useful life of the instrument. For most instruments, the expected life is limited to the remaining contractual life, adjusted by expected anticipated payments. In the case of revolving products, a statistical analysis was carried out in order to determine what would be the expected life period.

The following is a summary of the direct credits classified into three important groups and their respective allowance for each of the types of loans , it should be noted that impaired loans are loans in default that are located in phase 3:

(i)	Loans neither past due nor impaired, which comprise those direct loans which currently do not have characteristics of delinquency and which are not in default.
(ii)

Past due but unimpaired loans, which comprise all of the loans of customers who are not in default, but have failed to make a payment at its contractual maturity, according to the provisions of the rules of IFRS 7.

(iii)	Impaired loans, those considered to be in stage 3 or default , as detailed in note 34.1(c).

	2020				2019
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	66,039,657	8,159,561	—	74,199,218	56,270,934	2,948,066	—	59,219,000
Past due but not impaired	371,432	266,533	—	637,965	815,751	250,311	—	1,066,062
Impaired	—	—	5,062,586	5,062,586	—	—	2,812,011	2,812,011
Gross	66,411,089	8,426,094	5,062,586	79,899,769	57,086,685	3,198,377	2,812,011	63,097,073

Less: Allowance for loan losses	717,445	659,272	1,755,096	3,131,813	416,692	161,190	982,950	1,560,832

Total, net	65,693,644	7,766,822	3,307,490	76,767,956	56,669,993	3,037,187	1,829,061	61,536,241

Residential mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	17,760,423	1,069,247	—	18,829,670	17,477,899	507,910	—	17,985,809
Past due but not impaired	303,647	291,165	—	594,812	424,741	270,792	—	695,533
Impaired	−	−	1,143,896	1,143,896	—	—	994,479	994,479
Gross	18,064,070	1,360,412	1,143,896	20,568,378	17,902,640	778,702	994,479	19,675,821

Less: Allowance for loan losses	160,945	109,666	638,845	909,456	43,217	25,710	472,718	541,645

Total, net	17,903,125	1,250,746	505,051	19,658,922	17,859,423	752,992	521,761	19,134,176

Microbusiness loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	11,494,102	7,936,951	—	19,431,053	13,363,213	1,535,064	—	14,898,277
Past due but not impaired	64,318	522,530	—	586,848	301,879	299,700	—	601,579
Impaired	−	−	1,972,003	1,972,003	—	—	1,253,969	1,253,969
Gross	11,558,420	8,459,481	1,972,003	21,989,904	13,665,092	1,834,764	1,253,969	16,753,825

Less: Allowance for loan losses	568,588	1,118,054	1,406,014	3,092,656	515,662	249,457	931,587	1,696,706

Total, net	10,989,832	7,341,427	565,989	18,897,248	13,149,430	1,585,307	322,382	15,057,119

Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	9,891,072	2,324,121	—	12,215,193	12,108,752	1,932,209	—	14,040,961
Past due but not impaired	102,003	260,839	—	362,842	203,147	278,295	—	481,442
Impaired	−	−	1,627,739	1,627,739	—	—	758,836	758,836
Gross	9,993,075	2,584,960	1,627,739	14,205,774	12,311,899	2,210,504	758,836	15,281,239

Less: Allowance for loan losses	415,223	974,113	1,375,499	2,764,835	263,788	431,433	629,558	1,324,779

Total, net	9,577,852	1,610,847	252,240	11,440,939	12,048,111	1,779,071	129,278	13,956,460

Consolidated of credits	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total gross direct credits, Note 7(a)	106,026,654	20,830,947	9,806,224	136,663,825	100,966,316	8,022,347	5,819,295	114,807,958
Total allowance for loan losses, Note 7(a)	1,862,201	2,861,105	5,175,454	9,898,760	1,239,359	867,790	3,016,813	5,123,962
Total net direct credits	104,164,453	17,969,842	4,630,770	126,765,065	99,726,957	7,154,557	2,802,482	109,683,996

In accordance with IFRS 7, the entire loan balance is considered past due when debtors have failed to make a payment when contractually due. Below are the explanations of the changes in the credit loss provision:

- The growth in loans is attributed to the disbursements made within the Reactiva Peru program, which does not generate higher provisions due to it has a government guarantee.

- The increase in the stock of provisions is due to the estimate of the expected loss due to the COVID-19 Pandemic reflected in the adjustments and adaptations to the aforementioned risk models. The effects of the Pandemic on the loan portfolio also have caused significant transitions to phases that represent greater deterioration.

The detail of the gross amount of impaired credits by type of credit, together with the fair value of the related collateral and the amounts of its provision for doubtful accounts, are as follows:

	2020					2019
		Residential	Small and				Residential
	Commercial	mortgage	microenterprise	Consumer		Commercial	mortgage	Microbusiness	Consumer
	loans	loans	loans	loans	Total	loans	loans	loans	loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Impaired loans	5,062,586	1,143,896	1,972,003	1,627,739	9,806,224	2,812,011	994,479	1,253,969	758,836	5,819,295
Fair value of collateral	4,414,346	975,834	433,151	233,665	6,056,996	2,491,069	864,473	330,347	193,319	3,879,208
Allowance for loan losses	1,755,096	638,845	1,406,014	1,375,499	5,175,454	982,950	472,718	931,587	629,558	3,016,813

On the other hand, the breakdown of loans classified by maturity is shown below, according to the following criteria:

(i)	Current loans which comprise those direct loans which do not currently have characteristics of delinquency, nor are they in default or stage 3, according to the rules of IFRS 9.
(ii)	Current but impaired loans, which comprise those direct loans which do not currently have characteristics of delinquency, but are in default or stage 3, according to IFRS 9.
(iii)

Loans with payment delay of one day or more, but are not past due according to our internal guidelines. Comprise those direct loans of customers who have failed to make a payment at its contractual maturity, that is, with at least one day past-due. However, the days of delinquency are insufficient to be considered as past due under the Group’s internal criteria.

(iv)	Past due loans under internal criteria.

The total of the concepts: loans with a delay of payment from the first day and the amounts of the internal overdue loans reflect the totality of “past due” loans consistent with IFRS 7.

	2020						2019
			Loans with delays in						Loans with delays in
			payments of one day						payments of one day
		Current but	or more but not	Internal		Total past		Current but	or more but not	Internal		Total past
	Current	impaired	considered internal	overdue		due under	Current	impaired	considered internal	overdue		due under
	loans	loans	overdue loans	loans	Total	IFRS 7	loans	loans	overdue loans	loans	Total	IFRS 7
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	124,673,294	—	—	1,839	124,675,133	1,839	106,143,943	—	—	103	106,144,046	103
Past due but not impaired	−	—	1,824,361	358,107	2,182,468	2,182,468	(30)	—	2,569,349	275,296	2,844,615	2,844,645
Impaired debt	−	4,860,128	620,473	4,325,623	9,806,224	4,946,097	—	2,274,182	515,628	3,029,487	5,819,297	3,545,115
Total	124,673,294	4,860,128	2,444,834	4,685,569	136,663,825	7,130,404	106,143,913	2,274,182	3,084,977	3,304,886	114,807,958	6,389,863

The classification of loans by type of banking and maturity is as follows:

	2020					2019
			Loans with delays in					Loans with delays in
			payments of one day					payments of one day
		Current but	or more but not	Internal			Current but	or more but not	Internal
	Current	impaired	considered internal	overdue		Current	impaired	considered internal	overdue
	loans	loans	overdue loans	loans	Total	loans	loans	overdue loans	loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	74,198,115	3,117,852	683,061	1,900,741	79,899,769	59,218,904	1,460,816	1,027,177	1,390,176	63,097,073
Residential mortgage loans	18,828,934	376,053	744,339	619,052	20,568,378	17,985,809	284,279	868,087	537,646	19,675,821
Small and microenterprise loans	19,431,050	683,370	520,062	1,355,422	21,989,904	14,898,270	247,076	635,436	973,043	16,753,825
Consumer loans	12,215,195	682,853	497,372	810,354	14,205,774	14,040,930	282,011	554,277	404,021	15,281,239
Total	124,673,294	4,860,128	2,444,834	4,685,569	136,663,825	106,143,913	2,274,182	3,084,977	3,304,886	114,807,958

Provision of credit loss for direct and indirect loan is a weighted estimate of three macroeconomic scenarios: base, optimistic and pessimistic; that are based on macroeconomic projections provided by the internal team of Economic Studies and approved by Senior Management. In each scenario, the Group bases itself on a wide variety of prospective information such as economic inputs, including: the growth of the gross domestic product, inflation rate, exchange rate, among others, see more explanation in Note 3(i).

Macroeconomic scenario -

Expected losses are a weighted estimate of three macroeconomic scenarios: base, optimistic and pessimistic and are calculated with macroeconomic projections provided by the team from Economic Studies. The local and international information flows available during the analysis period are used to feed projections, which reflect the fact that Peru is a small and open economy and in this context, approximately 60.0 percent of the volatility in economic growth is driven by external factors including: terms of trade; the growth of Peru’s trading partners; and external interest rates. Information on each of these factors is gathered to construct each scenario for the next three years.

The variables mentioned above, together with local variables (fiscal and monetary variables), are incorporated in the economic models. Two types of models are used in this regard:

i)Structural Projection Model, and

ii)Financial Programming Model.

The first is a dynamic stochastic general equilibrium model, which is constructed with expectations. The second is built with the main identities of national accounts in accordance with the financial programming methodology designed by IMF (International Monetary Fund) and the methodologies used by a battery of econometric models.

Through this process, we obtain figures for GDP growth, inflation, the reference rate, exchange rate and other variables for the years 2020, 2021 and 2022. It is important to note that we expect a contraction in GDP in 2020 of 12.5 percent in the base scenario. This reflects a revision with regard to the projection registered in May (GDP 2020: (11.0) percent) given that going forward, recovery is expected to be more gradual than initially thought:

i)“Wait-and-see” environment in private investment before the general elections in April,2021 and growing regulatory risks from Congress.

ii)Unwanted inventories still high, and

iii)Severe deterioration in the labor market.

It is important to mention that these projections do not assume that mobility may be restricted if Peru suffers a second wave of infections.

For 2021, we project that GDP will expand 9.0 percent. This estimate represents an improvement over the projection made in May 2020 (GDP 2021: 6.5 percent) that was driven by the following:

i)Growth in world economic activity of around 4.6 percent (2020: (4.8) percent).

ii)Improvement in private spending (private investment and private consumption around 22.0 percent (2020: (28.5) percent) and 7.0 percent (2020: (9.5) percent), respectively.

iii)On the sectoral side, we expect mining to rebound around 11.0 percent (2020: (14) percent) and construction, 16.0 percent (2020: (18.0) percent), and

iv)Strong rise in the terms of trade.

It is expected that it will take the economy until 2022 to reach the levels recorded in 2019 (pre-pandemic). In this scenario, growth is expected to situate at 4.0 percent in 2022. This projection is slightly higher than that made in May 2020, when growth of 3.8 percent was expected.

Regarding the probabilities of each scenario, probabilities of 80.0 percent, 15.0 percent and 5.0 percent were considered for the base, optimistic and pessimistic scenarios respectively. The expected value of the three GDP projections gives us a drop of 12.5 percent for 2020. For 2021 and 2022 (the models do not contemplate a scenario of economic crisis due to COVID-19), the probability is 50.0 percent in the base scenario and 25.0 percent for the optimistic and pessimistic scenarios. The probabilities assigned to each scenario and projection year are validated through a fan chart analysis, which uses a probability function to identify and analyze:

i)The central tendency of the projections.

ii)The dispersion that is expected around this value, and

iii)The values that are higher or lower than the central value that are more or less probable.

The following table provides a comparison between the carrying amount of provision of credit loss for direct and indirect loan and its estimation under three scenarios: base, optimistic and pessimistic.

	2020	2019
	S/(000)	S/(000)
Carrying amount	10,435,623	5,507,759

Scenarios:
Optimistic	10,100,156	5,426,608
Base Case	10,460,012	5,509,729
Pessimistic	11,018,666	5,584,965

d)    Credit risk management on reverse repurchase agreements and securities borrowing -

Most of these operations are performed by Credicorp Capital. The Group has implemented credit limits for each counterparty and most of transactions are collateralized with investment grade financial instruments and financial instruments issued by Governments.

e)    Credit risk management on investments -

The Group evaluates the credit risk identified of each of the investments, disclosing the risk rating granted to them by a risk rating agency. For investments traded in Peru, risk ratings used are those provided by the three most prestigious Peruvian rating agencies (authorized by Peruvian regulator) and for investments traded abroad, the risk-ratings used are those provided by the three most prestigious international rating agencies.

In the event that any subsidiary uses a risk-rating prepared by any other risk rating agency, said risk-ratings are standardized with those provided by the above mentioned institutions.

The following table shows the analysis of the risk-rating of the investments, provided by the institutions referred to above:

	2020		2019
	S/(000)%		S/(000)%
Instruments rated in Peru:
AAA (i)	—	—	1,621,270	4.8
AA- a AA+ (i)	—	—	1,853,042	5.5
A- to A+ (i)	1,369,969	2.5	8,970,590	26.8
BBB- to BBB+ (ii)	21,395,476	38.8	1,874,556	5.6
BB- to BB+	901,934	1.6	517,146	1.5
Lower and equal to +B	5,590	—	—	—
Unrated:
BCRP certificates of deposit (iii)	17,237,158	31.3	8,665,272	25.8
Listed and unlisted securities	514,297	0.9	573,485	1.7
Restricted mutual funds	436,881	0.8	460,086	1.4
Investment funds	212,951	0.4	102,085	0.3
Mutual funds	302,212	0.5	291,024	0.9
Other instruments	82,664	0.1	264,497	0.8
Subtotal	42,459,132	76.9	25,193,053	75.1

	2020		2019
	S/(000)%		S/(000)%
Instruments rated abroad:
AAA	700,312	1.3	657,787	2.0
AA- a AA+	1,043,409	1.9	854,501	2.5
A- to A+	2,395,327	4.4	1,581,995	4.7
BBB- to BBB+	4,594,711	8.4	2,974,639	8.9
BB- to BB+	1,733,080	3.1	996,917	3.0
Lower and equal to +B	129,094	0.2	54,316	0.2
Unrated:
Listed and unlisted securities	267,943	0.5	88,799	0.3
Participations of RAL funds	278,819	0.5	300,398	0.9
Mutual funds	677,084	1.2	302,528	0.9
Investment funds	155,183	0.3	294,158	0.9
Hedge funds	122,433	0.2	33,223	0.1
Other instruments	617,215	1.1	198,217	0.5
Subtotal	12,714,610	23.1	8,337,478	24.9
Total	55,173,742	100.0	33,530,531	100.0

(i)    The decrease in the balances is due to the fall in the rating mainly of corporate bonds. As of December 31, 2020, its rating is mainly BBB+, due to the COVID-19 crisis. See more details in Note 2(b).

(ii)   The increase in the balance is due to the indicated in the previous paragraph, to the fall in the rating of the sovereign bonds of the Peruvian Treasury, whose rating as of December 31, 2020 is BBB+ and as of December 31, 2019 were A-, and to the purchase of sovereign bonds from the Peruvian Treasury. This rating maintained by the instruments is due to the COVID-19 crisis. See more details in Note 2(b).

(iii)  The increase in the balance is due to the acquisition of new instruments. See more details in Notes 6(a)(i) and 6(b)(i).

It is worth mentioning that the change in the risk-rating of the investments has had an impact on the measurement of the expected loss.

f)     Concentration of financial instruments exposed to credit risk -

As of December 31, 2020 and 2019, financial instruments with exposure to credit risk were distributed considering the following economic sectors:

	2020					2019
	At fair value					At fair value
	through profit for loss			At fair value		through profit for loss			At fair value
	Held for		Financial	through other		Held for		Financial	through other
	trading,		assets at	comprehensive		trading,		assets at	comprehensive
	hedging and	Designated	amortized	income		hedging and	Designated	amortized	income
	others (*)	at inception	cost	investments	Total	others (*)	at inception	cost	investments	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Central Reserve Bank of Peru (**)	1,872,875	—	26,003,491	15,364,283	43,240,649	—	—	21,166,346	8,665,272	29,831,618
Financial services	2,902,651	168,452	16,946,211	5,941,069	25,958,383	2,856,512	237,240	13,346,814	2,883,301	19,323,867
Commerce	18,817	—	24,029,835	490,612	24,539,264	21,228	12,468	18,478,960	452,214	18,964,870
Manufacturing	409,490	91,110	19,155,347	2,694,326	22,350,273	202,554	36,686	16,923,024	1,225,118	18,387,382
Government and public administration	1,888,710	—	5,374,603	12,831,954	20,095,267	1,581,527	12,994	3,995,389	7,170,624	12,760,534
Mortgage loans	—	—	19,738,710	—	19,738,710	—	—	18,933,894	—	18,933,894
Consumer loans	—	—	13,144,271	—	13,144,271	—	—	14,769,022	—	14,769,022
Real estate and leasing	93,422	3,073	11,798,614	179,368	12,074,477	43,203	125,201	8,841,466	1,276,941	10,286,811
Communications, storage and transportation	76,711	367,908	7,416,065	924,885	8,785,569	17,306	59,392	6,003,950	1,071,335	7,151,983
Community services	37	—	7,382,713	—	7,382,750	—	—	5,651,923	5,798	5,657,721
Electricity, gas and water	194,542	116,209	3,533,722	2,893,815	6,738,288	91,055	50,929	3,204,625	2,286,932	5,633,541
Construction	35,557	—	3,807,260	331,946	4,174,763	20,847	3,967	2,762,340	322,864	3,110,018
Agriculture	10,815	—	4,044,735	15,473	4,071,023	1,963	—	3,465,369	17,887	3,485,219
Mining	76,012	8,083	3,470,665	241,063	3,795,823	41,687	27,875	3,268,970	146,362	3,484,894
Education, health and others	20,285	68,435	1,712,817	1,680,135	3,481,672	4,543	53,792	1,455,374	644,143	2,157,852
Hotels and restaurants	—	—	2,762,674	—	2,762,674	—	—	2,313,523	—	2,313,523
Insurance	10,080	—	1,898,194	919	1,909,193	5,100	—	123,771	986	129,857
Fishing	923	—	639,227	9,169	649,319	321	—	465,818	—	466,139
Others	71,041	—	3,147,190	144,872	3,363,103	55,023	—	2,933,989	32,946	3,021,958
Total	7,681,968	823,270	176,006,344	43,743,889	228,255,471	4,942,869	620,544	148,104,567	26,202,723	179,870,703

(*)It includes non-trading investments that did not pass SPPI test.

(**) The increase in the balance corresponds mainly to (i) the purchase of certificates of deposits from the BCRP and (ii) the increase in deposits with the Central Reserve Bank of Peru; see more details in Notes 6(a)(i) and 6(b)(i), and in Note 4(b), respectively

As of December 31, 2020 and 2019 financial instruments with exposure to credit risk were distributed by the following geographical areas:

	2020					2019
	At fair value					At fair value
	through profit for loss			At fair value		through profit for loss			At fair value
	Held for		Financial	through other		Held for		Financial	through other
	trading,		assets at	comprehensive		trading,		assets at	comprehensive
	hedging and	Designated	amortized	income		hedging and	Designated	amortized	income
	others (*)	at inception	cost	investments	Total	others (*)	at inception	cost	investments	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Peru	3,511,686	67,821	155,598,019	34,208,824	193,386,350	688,099	138,293	130,436,702	20,674,142	151,937,236
Bolivia	584,879	—	10,718,164	708,784	12,011,827	494,547	—	9,218,219	555,028	10,267,794
United States of America	444,924	459,266	3,288,720	4,922,144	9,115,054	568,588	275,991	982,944	2,746,987	4,574,510
Colombia	1,387,406	4,788	2,264,768	1,147,770	4,804,732	1,346,042	21,289	2,627,353	385,794	4,380,478
Chile	420,527	5,315	1,446,246	618,572	2,490,660	683,822	34,606	2,047,951	450,382	3,216,761
Brazil	104,774	—	752,257	86,673	943,704	6,023	5,867	485,594	40,472	537,956
Mexico	113,988	42,336	1,942	408,567	566,833	28,846	18,093	5,962	247,713	300,614
Panama	25,624	—	405,941	131,722	563,287	—	—	905,675	91,571	997,246
Canada	26,894	373	70,562	119,897	217,726	29,976	—	109,233	108,494	247,703
Europe:
France	423,711	1,890	32,864	253,152	711,617	227,823	8,850	27,244	169,632	433,549
Others in Europe	392,808	42,991	85,541	137,469	658,809	127,915	17,184	83,979	46,331	275,409
United Kingdom	27,869	18,870	369,455	140,302	556,496	189,658	14,950	273,477	80,965	559,050
Spain	26,152	—	42,157	76,770	145,079	11,105	—	32,836	32,366	76,307
Switzerland	494	799	74,246	60,378	135,917	514	—	980	26,136	27,630
Netherlands	952	1,526	122,696	50,676	175,850	—	—	26,024	108,343	134,367
Multilateral Organizations (**)	—	—	—	150,656	150,656	—	—	−	28,733	28,733
Others	189,280	177,295	732,766	521,533	1,620,874	539,911	85,421	840,394	409,634	1,875,360
Total	7,681,968	823,270	176,006,344	43,743,889	228,255,471	4,942,869	620,544	148,104,567	26,202,723	179,870,703

(*)   It includes non-trading investments that did not pass SPPI test.

(**) It corresponds to instruments issued by the Banco de Desarrollo de América Latina (before CAF) and by the Banco Interamericano de Desarrollo (BID).

g)    Offsetting financial assets and liabilities -

The disclosures set out in the tables below include financial assets and liabilities that:

-      Are offset in the Group’s consolidated statement of financial position; or

-      Are subject to an enforceable master netting arrangement or similar agreement that covers similar financial instruments, irrespective of whether they are offset in the consolidated statement of financial position.

Similar agreements include derivative clearing agreements, master repurchase agreements, and master securities lending agreements. Similar financial instruments include derivatives, accounts receivable from reverse repurchase agreements and securities borrowing, payables from repurchase agreements and securities lending and other financial assets and liabilities. Financial instruments such as loans and deposits are not disclosed in the tables below because they are not offset in the statement of financial position.

The offsetting framework contract issued by the International Swaps and Derivatives Association Inc. (“ISDA”) and similar master offsetting arrangements do not meet the criteria for offsetting in the statement of financial position, because said agreements were created in order for both parties to have an enforceable offsetting right in cases of default, insolvency or bankruptcy of the Group or the counterparties or following other predetermined events. In addition, the Group and its counterparties do not intend to settle said instruments on a net basis or to realize the assets and settle the liabilities simultaneously.

The Group receives and gives collateral in the form of cash and trading securities in respect of the following transactions:

-      Derivatives;

-      Accounts receivable from reverse repurchase agreements and securities borrowing;

-      Payables from repurchase agreements and securities lending; and

-      Other financial assets and liabilities

Such collateral adheres to standard industry terms including, when appropriate, an ISDA Credit Support Annex. This means that securities received/given as collateral can be pledged or sold during the term of the transaction but have to be returned on maturity of the transaction. The terms also give each party the right to terminate the related transactions upon the counterparty’s failure to return the respective collateral.

Financial assets subject to offsetting, enforceable master offsetting agreements and similar agreements:

	2020

			Related amounts not offset in the
		Net of financial	consolidated statement of
		assets presented	financial position
	Gross amounts	in the consolidated		Cash
	recognized	statements of	Financial	collateral
Details	financial assets	financial position	instruments	received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	1,214,497	1,214,497	(85,156)	(33,784)	1,095,557
Cash collateral, reverse repurchase agreements and securities borrowing	2,394,302	2,394,302	—	(1,340,272)	1,054,030
Investments at fair value through other comprehensive income and amortized cost pledged as collateral	2,766,162	2,766,162	(1,128,875)	—	1,637,287
Total	6,374,961	6,374,961	(1,214,031)	(1,374,056)	3,786,874

	2019

			Related amounts not offset in the
		Net of financial	consolidated statement of
		assets presented	financial position
	Gross amounts	in the consolidated		Cash
	recognized	statements of	Financial	collateral
Details	financial assets	financial position	instruments	received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Receivables from derivatives	1,092,107	1,092,107	(122,557)	(144,175)	825,375
Cash collateral, reverse repurchase agreements and securities borrowing	4,288,524	4,288,524	(151,538)	(2,893,723)	1,243,263
Available-for-sale and held-to-maturity investments pledged as collateral	3,157,981	3,157,981	(3,208,973)	—	(50,992)
Total	8,538,612	8,538,612	(3,483,068)	(3,037,898)	2,017,646

Financial liabilities subject to offsetting, enforceable offsetting master agreements and similar agreements:

	2020
		Net amounts of
		financial liabilities
		presented in the	Related amounts not offset in the
		consolidated	consolidated statement of
	Gross amounts of	statement of	financial position
	recognized	financial	Financial	Cash collateral
Details	financial liabilities	position	instruments	pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	1,205,213	1,205,213	85,156	(269,024)	1,021,345
Payables on repurchase agreements and securites lending	27,923,617	27,923,617	(22,637,034)	(1,601,200)	3,685,383
Total	29,128,830	29,128,830	(22,551,878)	(1,870,224)	4,706,728

	2019
		Net amounts of
		financial liabilities
		presented in the	Related amounts not offset in the
		consolidated	consolidated statement of
	Gross amounts of	statement of	financial position
	recognized	financial	Financial	Cash collateral
Details	financial liabilities	position	instruments	pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Payables on derivatives	1,040,282	1,040,282	122,557	(186,384)	976,455
Payables on repurchase agreements and securites lending	7,678,016	7,678,016	(3,208,973)	(3,293,837)	1,175,206
Total	8,718,298	8,718,298	(3,086,416)	(3,480,221)	2,151,661

The gross amounts of financial assets and liabilities disclosed in the above tables have been measured in the statement of financial position on the following basis:

-      Derivative assets and liabilities are measured at fair value.

-      Receivables from reverse repurchase agreements and securities lending are measured at amortized cost.

-      Financial liabilities are measured at fair value.

The difference between the carrying amount in the consolidated statement of financial position and the amounts presented in the tables above for derivatives (presented in other assets Note 13(b)), receivables from reverse repurchase agreement and securities borrowing and payables from repurchase agreements and securities lending and financial liabilities measured at fair value through profit or loss are financial instruments outside of the scope of offsetting disclosure.

34.2       Market risk -

The Group has exposure to market risk, which is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risks arise from open positions in interest rates, currency, commodities and equity products; all of which are exposed to general and specific market movements and changes in the level of volatility of prices such as interest rates, credit spreads, foreign exchange rates and equity prices. Due to the order of the Group’s current activities, commodity price risk has not been approved, so this type of instrument is not agreed.

The Group separates exposures to market risk in two groups: (i) those that arise from value fluctuation of trading portfolios recognized at fair value through profit or loss due to movements of market rates or prices (Trading Book) and (ii) those that arise from changes in the structural positions of non-trading portfolios due to movements of the interest rates, prices and foreign exchange ratios (Banking Book) and that are recorded at amortized cost and at fair value with changes in other comprehensive income, this is due to movements in interest rates, prices and currency exchange rates.

The risks that trading portfolios face are managed through Value at Risk (VaR) historical simulation techniques; while non-trading portfolios (Banking Book) are monitored using rate sensitivity metrics, which are a part of Asset and Liability Management (ALM).

a)	Trading Book -

The trading book is characterized for having liquid positions in stocks, bonds, foreign currencies and derivatives, arising from market-making transactions where the Group acts as principal with the customers or with the market. This portfolio includes investments and derivatives classified by Management as held for trading.

(i)	Value at Risk (VaR) -

The Group applies the VaR approach to its trading portfolio to estimate the market risk of the main positions held and the maximum losses that are expected, based upon a number of assumptions for various changes in market conditions and considering the risk appetite of the subsidiary.

Daily calculation of VaR is a statistically-based estimate of the maximum potential loss on the current portfolio from adverse market movements.

VaR expresses the “maximum” amount the Group might lose, but only to a certain level of confidence (99 percent). There is therefore a specified statistical probability (1 percent) that actual loss could be greater than the VaR estimate. The VaR model assumes a certain “holding period” until positions can be closed (1 - 10 days).

The time horizon used to calculate VaR is one day; however, the one-day VAR is amplified to a 10‑day time frame and calculated multiplying the one-day VaR by the square root of 10. This adjustment will be accurate only if the changes in the portfolio in the following days have a normal distribution independent and identically distributed; because of that, the result is multiplied by a non-normality adjustment factor. The limits and consumptions of the VaR are established on the basis of the risk appetite and the trading strategies of each subsidiary.

The assessment of portfolio movements has been based on annual historical information and 133 market risk factors, which are detailed below: 35 market curves, 72 stock prices, 22 mutual fund values and 4 series of volatility. The Group directly applies these historical changes in rates to each position in its current portfalio (method known as historical simulation).

The Group Management considers that the market risk factors, incorporated in their VaR model, are adequate to measure the market risk to which its trading portfolio is exposed.

The use of this approach does not prevent losses outside of these limits in the event of more significant market movements. Losses exceeding the VaR figure may occur, on average under normal market conditions, not more than once every hundred days.

VaR limits have been established to control and keep track of all the risks taken. These risks arise from the size of the positions and/or the volatility of the risk factors embedded in each financial instrument. Regular reports are prepared for the Treasury Risk Committee and ALM, the Risk Management Committee and Senior Management.

VaR results are used to generate economic capital estimates by market risk, which are periodically monitored and are part of the overall risk appetite of each subsidiary. Furthermore, at Group level, there is also a limit to the risk appetite of the trading portfolio, which is monitored and informed to the Treasury Risks and ALM Corporate Committee.

In VaR calculation, the effects of the exchange rate are not included because said effects are measured in the net monetary position, see note 34.2 (b)(ii).

The Group’s VaR showed an increase as of December 31, 2020, due to the Rate Effect and Price Effect due to greater volatility in the market risk factors caused by the COVID-19 pandemic; Likewise, due to a greater exposure in Fixed Income instruments, mainly in Banco de Crédito del Perú and Credicorp Capital Colombia. The VaR was kept within the risk appetite limits established by the Risk Management of each Subsidiary

As of December 31, 2020 and 2019, the Group’s VaR by risk type is as follows:

	2020	2019
	S/(000)	S/(000)

Interest rate risk	163,982	9,274
Price risk	55,748	7,809
Volatility risk	708	463
Diversification effect	(84,977)	(6,245)
Consolidated VaR by type of risk	135,461	11,301

In VaR calculation, financial instruments from the trading book were taken.

On the other hand, the instruments recorded as fair values through profit or loss are not part of the selling business model and are considered as part of the sensitivity analysis of rates in the next section. See the chart of sensitivity of earnings at risk, net economic value and price sensitivity.

b)	Banking Book -

Non-trading portfolios which comprise the Banking Book are exposed to different risks, given that they are sensitive to market rate movements, which could bring about a deterioration in the value of assets compared to liabilities and hence to a reduction of their net worth.

(i)	Interest rate risk -

The Banking Book-related interest rate risk arises from eventual changes in interest rates that may adversely affect the expected gains (risk gains) or market value of financial assets and liabilities reported on the balance sheet (net economic value). The Group assumes the exposure to the interest rate risk that may affect their fair value as well as the cash flow risk of future assets and liabilities.

The Risk Committee sets the guidelines regarding the level of unmatched repricing of interest rates that can be tolerated, which is periodically monitored through ALCO.

Corporate policies include guidelines for the management of the Group’s exposure to the interest rate risk. These guidelines are implemented considering the features of each segment of business in which the Group entities operate.

In this regard, Group companies that are exposed to the interest rate risk are those that have yields based on interest, such as credits, investments and technical reserves. Interest rate risk management in BCP Peru, BCP Bolivia, MiBanco, Mibanco Colombia, Atlantic Security Bank and Pacífico Grupo Asegurador is carried out by performing a repricing gap analysis, sensitivity analysis of the financial margin (GER) and sensitivity analysis of the net economic value (VEN). These calculations consider different rate shocks in stress scenarios.

Analysis of repricing gap -

The repricing gap analysis is intended to measure the risk exposure of interest rate for repricing periods, in which both balance and out of balance assets and liabilities are grouped. This allows identifying those sections in which the rate variations would have a potential impact.

The table below summarizes the Group’s exposure to interest rate risks. It includes the Group’s financial instruments at carrying amounts, categorized by the earlier of contractual re-pricing or maturity dates, what occurs first:

	2020
	Up to 1	1 to 3	3 to 12	1 to 5	More than	Non-interest
	month	months	months	years	5 years	bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	20,110,489	1,607,867	2,052,436	7,682,481	149,669	7,544,354	39,147,296
Investments	4,639,795	11,068,740	2,777,817	8,783,106	20,934,358	502,455	48,706,271
Loans, net	12,721,639	15,427,902	31,709,621	54,248,434	16,352,436	(2,698,907)	127,761,125
Financial assets designated at fair value through profit or loss	—	—	—	—	—	823,270	823,270
Premiums and other policies receivable	897,086	25,288	9,472	5,377	—	—	937,223
Accounts receivable from reinsurers and coinsurers	726	164,184	730,963	1,930	675	20,941	919,419
Other assets (*)	83,113	2,961	34,482	9,539	—	2,176,901	2,306,996
Total assets	38,452,848	28,296,942	37,314,791	70,730,867	37,437,138	8,369,014	220,601,600

Liabilities
Deposits and obligations	38,284,217	10,646,664	18,968,119	62,281,065	9,594,605	2,590,832	142,365,502
Payables from repurchase agreements and securities lending	620,946	2,900,084	7,709,973	19,573,712	3,042,388	54,771	33,901,874
Accounts payable to reinsurers and coinsurers	72,060	209,035	40,349	17,002	—	—	338,446
Technical reserves for claims and insurance premiums	296,493	810,514	1,355,486	3,133,235	5,752,899	326,449	11,675,076
Financial liabilities at fair value through profit or loss	—	—	—	—	—	561,602	561,602
Bonds and Notes issued	3	425,231	1,238,141	13,867,807	616,225	172,000	16,319,407
Other liabilities (*)	601,545	49,851	8,185	—	—	3,247,834	3,907,415
Equity	—	—	—	—	—	25,445,647	25,445,647
Total liabilities and equity	39,875,264	15,041,379	29,320,253	98,872,821	19,006,117	32,399,135	234,514,969

Off-balance-sheet accounts
Derivative financial assets	547,271	1,307,322	557,277	341,564	—	—	2,753,434
Derivative financial liabilities	112,357	1,017,607	360,010	1,046,481	238,600	—	2,775,055
	434,914	289,715	197,267	(704,917)	(238,600)	—	(21,621)
Marginal gap	(987,502)	13,545,278	8,191,805	(28,846,871)	18,192,421	(24,030,121)	(13,934,990)
Accumulated gap	(987,502)	12,557,776	20,749,581	(8,097,290)	10,095,131	(13,934,990)	—

(*)Other assets and other liabilities only include financial accounts.

Investments for trading purposes are not considered (investments at fair value through profit or loss and trading derivatives), because these instruments are part of the trading book and the Value at Risk methodology is used to measure market risks.

	2019
	Up to 1	1 to 3	3 to 12	1 to 5	More than	Non-interest
	month	months	months	years	5 years	bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/000
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	12,702,384	1,841,425	3,683,141	5,351,933	125,088	6,571,315	30,275,286
Investment	1,462,956	1,346,028	7,786,732	5,876,624	12,628,641	578,788	29,679,769
Loans, net	14,595,317	17,107,120	28,291,817	35,086,667	15,737,689	(332,893)	110,485,717
Financial assets designated at fair value through profit or loss	—	—	—	—	—	620,544	620,544
Premiums and other policies receivable	802,558	22,866	8,496	4,811	—	—	838,731
Accounts receivable from reinsurers and coinsurers	734	120,600	668,551	1,348	471	—	791,704
Other assets (*)	273,338	38,841	8	—	—	2,023,067	2,335,254
Total assets	29,837,287	20,476,880	40,438,745	46,321,383	28,491,889	9,460,821	175,027,005

Liabilities
Deposits and obligations	29,478,976	9,711,623	19,010,084	43,285,525	7,339,092	3,180,085	112,005,385
Payables from repurchase agreements and securities lending	3,742,155	3,269,341	4,969,337	1,784,133	2,528,985	225,797	16,519,748
Accounts payable to reinsurers and coinsurers	46,144	133,864	25,838	10,888	—	—	216,734
Technical reserves for claims and insurance premiums	266,556	703,337	1,166,055	2,703,092	5,056,900	54,293	9,950,233
Financial liabilities at fair value through profit or loss	—	—	—	—	—	493,700	493,700
Bonds and Notes issued	180,311	252,316	1,683,166	10,060,986	2,753,679	15,905	14,946,363
Other liabilities (*)	437,529	361,087	3,765	—	—	3,008,995	3,811,376
Equity	—	—	—	—	—	26,746,310	26,746,310
Total liabilities and equity	34,151,671	14,431,568	26,858,245	57,844,624	17,678,656	33,725,085	184,689,849

Off-balance-sheet accounts
Derivative financial assets	2,806,693	2,849,046	454,349	272,223	165,700	—	6,548,011
Derivative financial liabilities	323,360	821,872	3,798,631	1,110,774	406,320	—	6,460,957
	2,483,333	2,027,174	(3,344,282)	(838,551)	(240,620)	—	87,054
Marginal gap	(1,831,051)	8,072,486	10,236,218	(12,361,792)	10,572,613	(24,264,264)	(9,575,790)
Accumulated gap	(1,831,051)	6,241,435	16,477,653	4,115,861	14,688,474	(9,575,790)	—

(*)Other assets and other liabilities only include financial accounts.

Investments for trading purposes are not considered (investments at fair value through profit or loss and trading derivatives), because these instruments are part of the trading book and the Value at Risk methodology is used to measure market risks.

Sensitivity to changes in interest rates -

The sensitivity analysis of a reasonable possible change in interest rates on the banking book comprises an assessment of the sensitivity of the financial margins that seeks to measure the potential changes in the interest accruals over a period of time and the expected movement of the interest rate curves, as well as the sensibility of the net economic value, which is a long-term metric measured as the difference arising between the Net Economic Value of assets and liabilities before and after a variation in interest rates.

The sensitivity of the financial margin is the effect of the assumed changes in interest rates on the net financial interest income before income tax and non-controlling interest for one year, based on non-trading financial assets and financial liabilities held as of December 31, 2020 and 2019, including the effect of derivative instruments.

The sensitivity of the Net Economic Value is calculated by reassessing the financial assets and liabilities sensitive to rates, except for the trading instruments, including the effect of any associated hedge, and derivative instruments designated as a cash flow hedge. Regarding rate risk management, no distinction is made by accounting category for the investments that are considered in these calculations.

The results of the sensitivity analysis regarding changes in interest rates at December 31, 2020 and 2019 are presented below:

2020
	Changes in		Sensitivity of net		Sensitivity of Net
Currency	basis points		profit		Economic Value
			S/(000)		S/(000)

Soles	+/-	50	+/-	19,640	-/+	391,821
Soles	+/-	75	+/-	29,459	-/+	587,731
Soles	+/-	100	+/-	39,279	-/+	783,642
Soles	+/-	150	+/-	58,919	-/+	1,175,462
U.S. Dollar	+/-	50	+/-	47,929	+/-	345,185
U.S. Dollar	+/-	75	+/-	71,894	+/-	517,777
U.S. Dollar	+/-	100	+/-	95,859	+/-	690,369
U.S. Dollar	+/-	150	+/-	143,788	+/-	1,035,554

2019
	Changes in		Sensitivity of net		Sensitivity of Net
Currency	basis points		profit		Economic Value
			S/(000)		S/(000)

Soles	+/-	50	-/+	7,696	-/+	285,699
Soles	+/-	75	-/+	11,544	-/+	428,549
Soles	+/-	100	-/+	15,392	-/+	571,398
Soles	+/-	150	-/+	23,088	-/+	857,097
U.S. Dollar	+/-	50	+/-	52,276	+/-	152,926
U.S. Dollar	+/-	75	+/-	78,413	+/-	229,389
U.S. Dollar	+/-	100	+/-	104,551	+/-	305,852
U.S. Dollar	+/-	150	+/-	156,827	+/-	458,777

The interest rate sensitivities set out in the table above are only illustrative and are based on simplified scenarios. The figures represent the effect of the pro-forma movements in the net interest income based on the projected yield curve scenarios and the Group’s current interest rate risk profile. This effect, however, does not incorporate actions that would be taken by Management to mitigate the impact of this interest rate risk.

The Group seeks proactively to change the interest rate risk profile to minimize losses and optimize net revenues. The projections above also assume that the interest rate of all maturities moves by the same amount and, therefore, do not reflect the potential impact on net interest income of some rates changing while others remain unchanged.

As of December 31, 2020 and 2019, investments in equity securities and funds that are non-trading, recorded at fair value through other comprehensive income and at fair value through profit or loss, respectively, are not considered as comprising investment securities for interest rate sensitivity calculation purposes; however, a 10, 25 and 30 percent of changes in market prices is conducted to these price-sensitivity securities.

The market price sensitivity tests as of December 31, 2020 and 2019 are presented below:

Equity securities
Measured at fair value
through other comprehensive	Change in
income	market prices		2020	2019
	%		S/(000)	S/(000)

Equity securities	+/-	10	50,255	57,920
Equity securities	+/-	25	125,638	144,800
Equity securities	+/-	30	150,765	173,760

Funds
Measured at fair value	Change in
through profit or loss	market prices		2020	2019
	%		S/(000)	S/(000)

Participation in mutual funds	+/-	10	96,665	59,127
Participation in mutual funds	+/-	25	241,661	147,818
Participation in mutual funds	+/-	30	289,994	177,381
Restricted mutual funds	+/-	10	43,688	46,009
Restricted mutual funds	+/-	25	109,220	115,022
Restricted mutual funds	+/-	30	131,064	138,026
Participation in RAL funds	+/-	10	27,882	30,040
Participation in RAL funds	+/-	25	69,705	75,100
Participation in RAL funds	+/-	30	83,646	90,119
Investment funds	+/-	10	36,160	30,576
Investment funds	+/-	25	90,399	76,440
Investment funds	+/-	30	108,479	91,728
Hedge funds	+/-	10	12,694	3,364
Hedge funds	+/-	25	31,735	8,410
Hedge funds	+/-	30	38,081	10,092
Exchange Trade Funds	+/-	10	3,209	1,360
Exchange Trade Funds	+/-	25	8,021	3,399
Exchange Trade Funds	+/-	30	9,626	4,079

(ii)	Foreign currency exchange risk -

The Group is exposed to fluctuations in foreign currency exchange rates on its financial position and cash flows. Management sets limits on the level of exposure by currency and overnight and intra-day total positions, which are monitored daily.

As of December 31, 2020, the free market exchange rate for buying and selling transactions for each United States of Dollars, the main foreign currency held by the Group, was S/3.621 (S/3.314 as of December 31, 2019).

Foreign currency transactions are made at the free market exchange rates of the countries where Credicorp’s Subsidiaries are established. As of December 31, 2020 and 2019, the Group’s assets and liabilities by currencies were as follows:

	2020				2019
			Other				Other
	Soles	U.S. Dollars	currencies	Total	Soles	U.S. Dollars	currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Monetary assets
Cash and due from banks	10,689,167	24,030,096	2,033,731	36,752,994	3,960,190	20,762,648	1,263,924	25,986,762
Cash collateral, reverse repurchase agreements and securities borrowing	−	2,030,165	364,137	2,394,302	150,009	3,389,090	749,425	4,288,524
Investments:
At fair value through profit or loss	1,106,875	3,531,911	1,828,685	6,467,471	800,370	1,053,925	1,996,467	3,850,762
At fair value through other comprehensive income	32,423,989	9,600,018	1,217,428	43,241,435	18,221,102	6,869,840	532,582	25,623,524
At amortized cost	4,844,238	89,095	29,049	4,962,382	3,355,579	100,299	21,168	3,477,046
Loans, net	84,761,689	33,998,843	9,000,593	127,761,125	66,737,870	35,598,141	8,149,706	110,485,717
Financial assets designated at fair value through profit or loss	23,477	799,793	−	823,270	44,223	576,321	—	620,544
Other assets	1,524,882	2,768,455	857,489	5,150,826	2,055,836	2,142,237	678,111	4,876,184
Total monetary assets	135,374,317	76,848,376	15,331,112	227,553,805	95,325,179	70,492,501	13,391,383	179,209,063

Monetary liabilities
Deposits and obligations	(76,179,373)	(55,636,591)	(10,549,538)	(142,365,502)	(56,769,748)	(46,319,179)	(8,916,458)	(112,005,385)
Payables from repurchase agreements and securities lending	(26,011,980)	(255,607)	(1,656,030)	(27,923,617)	(5,068,896)	(734,441)	(1,874,679)	(7,678,016)
Due to bank and correspondents	(4,158,523)	(1,454,565)	(365,169)	(5,978,257)	(3,798,717)	(4,709,610)	(333,405)	(8,841,732)
Lease liabilities	(257,702)	(409,866)	(83,010)	(750,578)	(144,752)	(605,036)	(80,365)	(830,153)
Financial liabilities at fair value through profit or loss	(87,715)	(340,774)	(133,113)	(561,602)	—	(94,475)	(399,225)	(493,700)
Technical reserves for claims and insurance	(6,245,669)	(5,400,003)	(29,404)	(11,675,076)	(5,642,772)	(4,301,468)	(5,993)	(9,950,233)
Bonds and notes issued	(3,454,685)	(12,520,242)	(344,480)	(16,319,407)	(4,028,893)	(10,660,989)	(256,481)	(14,946,363)
Other liabilities	(2,492,261)	(2,864,519)	(1,029,697)	(6,386,477)	(3,541,350)	(1,951,682)	(874,416)	(6,367,448)
Total monetary liabilities	(118,887,908)	(78,882,167)	(14,190,441)	(211,960,516)	(78,995,128)	(69,376,880)	(12,741,022)	(161,113,030)
	16,486,409	(2,033,791)	1,140,671	15,593,289	16,330,051	1,115,621	650,361	18,096,033

Forwards position, net	(36,268)	198,835	(164,334)	(1,767)	1,534,948	(1,351,414)	(116,899)	66,635
Currency swaps position, net	(2,854,724)	1,054,037	−	(1,800,687)	281,672	(281,672)	—	—
Cross currency swaps position, net	(1,229,834)	578,389	(313,022)	(964,467)	(787,355)	692,525	(57,715)	(152,545)
Options, net	(32,123)	32,123	−	−	25,071	(25,071)	—	—

Accounting hedge (investment abroad) (*)	—	490,385	−	490,385	—	—	—	—

Net monetary position	12,333,460	319,978	663,315	13,316,753	17,384,387	149,989	475,747	18,010,123

(*) As of December 31, 2020, an accounting hedge of a net investment abroad was carried out where part of our liability position in dollars related to the balance of the caption “bonds and notes issued”, see Note 17(iv), was designated as cover our permanent investment in Atlantic Security Holding Corporation. The hedged amount is approximately US$135.4 million, equivalent to S/490.3 million.

The Group manages foreign exchange risk by monitoring and controlling the currency position values exposed to changes in exchange rates. The Group measures its performance in soles. (since 2014 considering its change in functional currency, it was measured in U.S. Dollars before), so if the net foreign currency exchange position (U.S. Dollar) is positive, any depreciation of soles would positively affect the Group’s consolidated statement of financial position. The current position in a foreign currency comprises exchange rate-linked assets and liabilities in that currency. An institution’s open position in individual currencies comprises assets, liabilities and off-balance sheet items denominated in the respective foreign currency for which the institution itself bears the risk; any appreciation/depreciation of the foreign exchange would affect the consolidated statement of income.

The Group’s net foreign exchange position is the sum of its positive open non-soles positions (net long position) less the sum of its negative open non-soles positions (net short position). Any depreciation/appreciation of the foreign exchange position would affect the consolidated statement of income. A currency mismatch would leave the Group’s consolidated statement of financial position vulnerable to a fluctuation of foreign currency (exchange rate shock).

The table below shows the sensitivity analysis of the U.S. Dollar, the currency to which the Group had significant exposure as of December 31, 2020 and 2019 in its monetary assets and liabilities and its forecast cash flows. The analysis determines the effect of a reasonably possible variation of the exchange rate against Soles with all other variables held constant on the consolidated statement of income, before income tax. A negative amount in the table reflects a potential net reduction in the consolidated statement of income, while a positive amount reflects a net potential increase:

	Change in	As of December 31,	As of December 31,
Currency rate sensitivity	currency rates	2020	2019
	%	S/000	S/000

Depreciation -
Soles in relation to U.S. Dollar	5	15,237	7,142
Soles in relation to U.S. Dollar	10	29,089	13,635

Appreciation -
Soles in relation to U.S. Dollar	5	(16,841)	(7,894)
Soles in relation to U.S. Dollar	10	(35,553)	(16,665)

34.3       Liquidity risk

Liquidity risk is the risk that the Group is unable to meet its short-term payment obligations associated with its financial liabilities when they fall due and to replace funds when they are withdrawn. In this sense, the company that is facing a liquidity crisis would be failing to comply with the obligations to pay depositors and with commitments to lend or satisfy other operational cash needs.

The Group is exposed to daily cash requirements, interbank deposits, current accounts, time deposits, use of loans, guarantees and other requirements. The Management of the Group’s subsidiaries establishes limits for the minimum funds amount available to cover such cash withdrawals and on the minimum level of inter-bank and other borrowing facilities that should be in place to cover withdrawals at unexpected levels of demand. Sources of liquidity are regularly reviewed by the corresponding risk teams to maintain a wide diversification by currency, geography, type of funding, provider, producer and term.

The procedure to controlled the mismatching of the maturities and interest rates of assets and liabilities is fundamental to the management of the Group. It is unusual for banks to be completely matched, as transacted business is often based on uncertain terms and of different types. An unmatched position potentially enhances profitability, but also increases liquidity risk, which generates exposure to potential losses.

Maturities of assets and liabilities and the ability to replace them, at an acceptable cost are important factors in assessing the liquidity of the Group.

A mismatch, in maturity of long-term illiquid assets against short-term liabilities, exposes the consolidated statement of financial position to risks related both to rollover and to interest rates. If liquid assets do not cover maturing debts, a consolidated statement of financial position is vulnerable to a rollover risk. Furthermore, a sharp increase in interest rates can dramatically increase the cost of rolling over short-term liabilities, leading to a rapid increase in debt cost. The contractual-maturity gap report is useful in showing liquidity characteristics.

Corporate policies have been implemented for liquidity risk management by the Group. These policies are consistent with the particular characteristics of each operating segment in which each of the Group companies operate. Risk Management heads set up limits and autonomy models to determine the adequate liquidity indicators to be managed.

Commercial banking and Microfinance:

Liquidity risk exposure in BCP Peru, BCP Bolivia, Mibanco and Mibanco Colombia is based on indicators such as the Internal Liquidity Coverage Ratio (RCLI, the Spanish acronym) which measures the amount of liquid assets available to meet cash outflows needs within a given stress scenario for a period of 30 days and the Internal Ratio of Stable Net Funding (RFNEI, the Spanish acronym), which is intended to guarantee that long-term assets are financed at least with a minimum number of stable liabilities within a prolonged liquidity crisis scenario and works as a minimum compliance mechanism that supplements the RCLI. The core limits of these indicators are 100% and any excess is presented in the Credicorp Treasury Risk Committee, Credicorp Risk Committee and the Assets Liabilities Committee (ALCO) of the respective subsidiary.

Insurances and Pensions:

Insurances: Liquidity risk management in Pacífico Grupo Asegurador follows a particular approach given the nature of the business. For annually renewable businesses, mainly general insurance, the emphasis of liquidity is focused on the quick availability of resources in the event of a systemic event (e.g. earthquake); for this purpose, there are minimum investment indicators in place relating to local cash/time deposits and foreign fixed-income instruments of high quality and liquidity.

For long-term businesses such as Pacífico Seguros, given the nature of the products offered and the contractual relationship with customers (the liquidity risk is not material); the emphasis is on maintaining sufficient flow of assets and matching their maturities with maturities of obligations (mathematical technical reserves); for this purpose there are indicators that measure the asset/liability sufficiency and adequacy as well as calculations or economic capital subject to interest rate risk, this last under the methodology of Credicorp.

Pensions: Liquidity risk management in AFP Prima is carried out in a differentiated manner between the fund administrator and the funds being managed. Liquidity management regarding the fund administrator is focused on hedge meeting periodic operating expense needs, which are supported with the collection of commissions. The fund administering entity does not record unexpected outflows of liquidity.

Investment banking:

Liquidity risk in the Grupo Credicorp Capital principally affects the security brokerage. In managing this risk, limits of use of liquidity have been established as well as mismatching by dealing desk; follow-up on liquidity is performed on a daily basis for a short-term horizon covering the coming settlements. If short-term unmatched maturities are identified, repos are used. On the other hand, structural liquidity risk of Credicorp Capital is not significant given the low levels of debt, which is monitored regularly using financial planning tools.

In the case of Atlantic Security Bank, the risk liquidity management performs through indicators such as Internal Liquidity Coverage Ratio (RCLI, the Spanish acronym) and the Internal Ratio of Stable Net Funding (RFNEI, the Spanish acronym) with the core limits of 100% and any excess is presented in the Credicorp Treasury Risk Committee, Credicorp Risk Committee and the Assets Liabilities Committee (ALCO) of the respective subsidiary.

Companies perform a liquidity risk management using the liquidity Gap or contractual maturity Gap.

The table below presents the cash flows payable by the Group by remaining contractual maturities (including future interest payments) at the date of the consolidated statement of financial position. The amounts disclosed in the table are the contractual undiscounted cash flows:

	2020						2019
	Up to a	From 1 to	From 3 to	From 1 to	Over 5		Up to a	From 1 to	From 3 to	From 1 to	Over 5
	month	3 months	12 months	5 years	Year	Total	month	3 months	12 months	5 years	Year	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/000	S/000

Financial assets	47,587,613	33,012,127	47,692,934	89,394,618	47,041,495	264,728,787	35,352,840	22,105,919	49,635,736	63,189,798	42,676,791	212,961,084

Financial liabilities by type -
Deposits and obligations	40,780,477	11,340,863	20,204,905	66,342,002	10,220,206	148,888,453	33,056,293	10,879,383	22,008,052	42,265,306	9,820,049	118,029,083
Payables from reverse purchase agreements and security lendings and due to banks and correspondents	764,998	3,572,866	9,498,586	24,114,558	3,748,182	41,699,190	3,917,690	1,827,617	1,928,676	1,964,421	8,143,235	17,781,639
Accounts payable to reinsurers	72,060	209,035	40,349	17,002	—	338,446	46,144	133,864	25,838	10,888	—	216,734
Financial liabilities designated at fair value through profit or loss	561,602	—	—	—	—	561,602	493,700	—	—	—	—	493,700
Bonds and notes issued	3	432,446	1,259,147	14,103,090	626,680	16,421,366	549,434	149,009	2,138,869	11,255,465	2,709,880	16,802,657
Lease liabilities	37,557	31,718	109,969	425,566	173,744	778,554	10,857	21,751	96,013	434,797	468,213	1,031,631
Other liabilities	2,507,012	262,080	198,629	302,056	1,271,750	4,541,527	2,719,050	285,956	347,590	217,701	1,200,736	4,771,033
Total liabilities	44,723,709	15,849,008	31,311,585	105,304,274	16,040,562	213,229,138	40,793,168	13,297,580	26,545,038	56,148,578	22,342,113	159,126,477

Derivative financial liabilities -
Contractual amounts receivable (Inflows)	548,397	1,309,229	574,501	1,075,567	1,003,295	4,510,989	921,774	722,448	1,244,120	966,488	966,870	4,821,700
Contractual amounts payable (outflows)	117,572	1,032,719	429,197	1,206,819	951,855	3,738,162	501,611	435,484	787,985	1,224,424	983,394	3,932,898
Total liabilities	430,825	276,510	145,304	(131,252)	51,440	772,827	420,163	286,964	456,135	(257,936)	(16,524)	888,802

34.4       Operational risk -

Operational risk is the possibility of the occurrence of losses arising from inadequate processes, human error, failure of information technology, relations with third parties or external events. Operational risks can, lead to financial losses and have legal or regulatory compliance consequences, but exclude strategic or reputational risk (with the exception of companies under Colombian regulations, where reputational risk is included in operational risk).

Operational risks are grouped into internal fraud, external fraud, labor relations and job security, relations with customers, business products and practices, damages to material assets, business and systems interruption, and failures in process execution, delivery and management of processes.

One of the Group’s pillars, is to develop an efficient risk culture, and to achieve this, it records operational risks and their respective process controls. The risk map permits their monitoring, prioritization and proposed treatment according to established governance. Likewise carries out an active cybersecurity and fraud prevention management, aligned with the best international practices.

The business continuity management system enables the establishing, implementing, operating, monitoring, reviewing, maintaining and improving of business continuity based on best practices and regulatory requirements. The Group implements recovery strategies for the resources that support important products and services of the organization, which will be periodically tested to measure the effectiveness of the strategy.

In the management of operational risk, cybersecurity, fraud prevention and business continuity, corporate guidelines are used, and methodologies and best practices are shared among the Group’s companies.

The management of information security is carried out through a systemic process, documented and known by the entire organization under the best practices and regulatory requirements. The Group designs and develops the guidelines described in the policy and procedures to have strategies for availability, privacy and integrity of the information assets of the organization.

Finally, it is incorporated as a mechanism of recovery in front of the materialization of operational risks, the management of the Transfer of Non-Financial Risks, mainly through Insurance Policies contracted individually or corporately in the local and international market, which cover losses due to fraud, civil and professional liability, cyber risks, damage to physical assets, among others. The insurance design is in accordance with the Group’s main operating risks, the coverage needs of key areas and the organization’s risk appetite, constantly seeking efficiencies in the cost of policies, working together with the insurers that make up the Group and the most important insurance/reinsurance brokers in the international market.

34.5Cybersecurity –

Credicorp focuses its efforts on the most cost-efficient strategies to reduce exposure to cybersecurity risk; thereby comply the Group’s risk appetite. To achieve it, different levels of controls are applied adapted to the different areas and potentially exposed companies. For this reason, it maintains an important investment program, which allows it to have the technologies and processes necessary to keep the Group’s operations and assets safe.

As part of cybersecurity management, the Group has lines of action that allow mitigating this risk and, at the corporate level, it is established implementation priorities and improvements in accordance with the different realities of the companies. These lines of work are:

-Cybersecurity maturity according to the FFIEC reference framework, allows defining the guide for the implementation of cybersecurity controls adjusted to each of the Group’s companies.

-The policies and guidelines make it possible to standardize the levels of compliance with cybersecurity controls in each of the Group’s companies.

-The aim of the awareness programs is to generate a culture of cybersecurity in all the Group’s companies. For this, constant training is carried out.

-The cybersecurity indicators that indicate the effectiveness of the processes in terms of the periodic evaluations carried out in each of the Group’s companies.

-The governance of suppliers that ensures the deployment of the Group’s policies to third parties. In other words, when a supplier wishes to interconnect digitally with any of the Group’s companies.

-The implementation of security technologies, which seeks to cover said risks according to the threat trend and the risk profile of each company in the Group.

-The “Tabletop” tests that help to identify the level of response of the Group’s collaborators, through incident simulation tests.

-Cybersecurity risk management that allows for a response work plan to address cyber risks through periodic evaluations of each of the applications of each Group company.

Finally, it should be noted that the new normality has required us to re-establish priorities in the controls to be implemented and to deepen the improvements in the processes; for example, we carry out awareness campaigns for collaborators focused on precautions in remote work, identification of phishing, among others.

34.6Corporate Security and Cybercrime –

The Group, as part of non-financial risk management, implements policies, procedures and actions that safeguard the safety of employees, customers and assets of the organization. In addition, it protects the institution against incidents of fraud, security and reputational risk. Likewise, it fosters a culture of prevention, which allows minimizing the risks of fraud and security. Finally, it has established a solid relationship with stakeholders and Financial Institutions in the region in search of implementing best practices for the benefit of its clients.

Part of fraud and security management is to have a integral security scheme called BSIM (Banking Security Integral Model), which includes the variables of prevention, detection, response and recovery. The BSIM has 6 strategic axes: Training and training for internal/external clients, fraud and security risk assessments (COSO), business support through early alerts, continuous monitoring and reporting, specialized forensic investigation and cyber-intelligence.

Likewise, there is a second line of defense scheme focused on generating a integral vision of fraud and security risks. With a preventive approach, there are last generation technological tools to support this task. Likewise, there are advanced analysis models for risk profiling to the detection of internal fraud and the implementation of tools to detect anomalous behaviors

34.7Model Risk -

The Group uses models for different purposes such as credit admission, capital calculation, behavior, provisions, market risk, liquidity, among others.

Model risk is defined as the probability of loss resulting from decisions (credit, market, among others) based on the use of poorly designed and/or poorly implemented models. The sources that generate this risk are mainly: deficiencies in data, errors in the model (from design to implementation), use of the model.

The management of model risk is proportional to the importance of each model. In this sense, a concept of “tiering” (measurement system that orders the models depending to the importance according to the impact on the business) is defined as the main attribute to synthesize the level of importance or relevance of a model, from which is determined the intensity of the model risk management processes to be followed.

Model risk management is structured around a set of processes known as the life cycle of the model. The definition of phases of the life cycle of the model in the Group is detailed below: Identification, Planning, Development, Internal Validation, Approval, Implementation and use, and Monitoring and control

34.8       Risk of the insurance activity -

The principal risk the Group faces under insurance contracts is that the actual claims and benefit payments or the timing thereof, differ from expectations. This is influenced by the frequency of claims, severity of claims, actual benefits paid and subsequent development of long-term claims. Therefore, the objective of the Group is to ensure that sufficient reserves are available to cover these liabilities.

The above risk exposure is mitigated by diversification across a large portfolio of insurance contracts and by having different lines of business. The variability of risks is also improved by careful selection and implementation of underwriting strategy guidelines, as well as the use of reinsurance arrangements. The Group’s placement of reinsurance is diversified so that it is neither dependent on a single reinsurer nor are the operations of the Group substantially dependent upon any single reinsurance contract.

Life insurance contracts -

The main risks that the Group is exposed to are mortality, morbidity, longevity, investment yield and flow, losses arising from policies due to the expense incurred being different than expected, and the policyholder decision; all of which, do not vary significantly in relation to the location of the risk insured by the Group, type of risk insured or industry.

The Group’s underwriting strategy is designed to ensure that risks are well diversified in terms of type of risk and level of insured benefits. This is achieved through diversification across insurable risks, the use of medical screening in order to ensure that pricing takes account of current health conditions and family medical history, regular review of actual claims experience and product pricing, as well as detailed claims handling procedures. Underwriting limits are in place to enforce appropriate risk selection criteria. For example, the Group has the right not to renew individual policies, it can impose deductibles and it has the right to reject the payment of fraudulent claims.

For contracts when death or disability is the insured risk, the significant factors that could increase the overall frequency of claims are epidemics, widespread changes in lifestyle and natural disasters, resulting in more claims than expected.

For retirement, survival and disability annuities contracts, the most significant factor is continuing improvement in medical science and social conditions that increase longevity.

Management has performed a sensitivity analysis of the technical reserve estimates, Note 16(c).

Non-life insurance contracts (general insurance and healthcare) -

The Group mainly issues the following types of non-life general insurance contracts: automobile, technical branches, business and healthcare insurances. Healthcare contracts provide medical expense cover to policyholders. Risks under non-life insurance policies usually cover 12 months.

For general insurance contracts the most significant risks arise from climate changes, natural disasters and other type of damages. For healthcare contracts the most significant risks arise from lifestyle changes, epidemics and medical science and technology improvements.

Most of these risks do not vary significantly in relation to the location of the risk insured by the Group, type of risk insured or industry.

The above risk exposures are mitigated by diversification across a large portfolio of insurance contracts. The variability of risk is improved by careful selection and implementation of underwriting strategies, which are designed to ensure that risks are diversified in terms of type of risks and level of insured benefits. This is achieved, in various cases, through diversification across industry sectors and geography. Furthermore, strict claim review policies to assess all new and ongoing claims and in process of settlement, regular detailed review of claims handling procedures and frequent investigation of possible fraudulent claims are all policies and procedures put in place to reduce the Group’s risk exposure. Insurance contracts also entitle the Group to pursue third parties for payment of some or all costs. Also, the Group actively manages and promptly pursues claims, in order to reduce its exposure to unpredictable future developments that can negatively impact the Group.

The Group has also limited its exposure by imposing maximum claim amounts on certain contracts as well as the use of reinsurance arrangements in order to limit its exposure to catastrophic events.

Credit risk of the insurance activity –

Credit risk is the risk that one party to a financial instrument will cause a financial loss to the other party by failing to discharge the total obligation at maturity.

The following policies and procedures are in place to mitigate the Group’s exposure to credit risk:

-      The Group sets the maximum amounts and limits that may be granted to corporate counterparties according to their long- term credit ratings.

-      Credit risk from customer balances related to non-payment of premiums or contributions, will only persist during the grace period specified in the policy document or trust deed until the policy is paid up or terminated. Commissions paid to intermediaries are netted off against amounts receivable from them in order to reduce the risk of doubtful accounts.

-      Reinsurance is placed with counterparties that have a good credit rating and concentration of risk is avoided by following guidelines in respect of counterparties’ limits which are set each year by the Board of Directors and are subject to regular reviews. At each reporting date, Management performs an assessment of creditworthiness of reinsurers and updates the reinsurance contracts strategy, determining whether the need exists to establish an allowance for impairment.

-      A Group policy setting out the assessment and determination of what constitutes credit risk for the Group is in place, its compliance is monitored and exposures and breaches are reported to the Group risk committee. The policy is regularly reviewed for pertinence and for changes in the risk environment.

-      The Group issues Investment Link life insurance contracts whereby the policyholder bears the investment risk on the financial assets held in the Company’s investment portfolio as the policy benefits are directly linked to the value of the assets in the portfolio. Therefore, the Group has no material credit risk on Investment Link financial assets.

34.9       Capital management -

The Group maintains an actively managed capital base to cover risks inherent in its business. The adequacy of the Group’s capital is monitored using, among other measures, the rules and ratios established by the SBS, the supervising authority of its major subsidiaries and for consolidation purposes. Furthermore, capital management responds to market expectations in relation to the solvency of the Group and to support the growth of the businesses considered in the strategic planning. In this way, the capital maintained by the Group enables it to assume unexpected losses in normal conditions and conditions of severe stress.

The Group’s objectives when managing capital are: (i) to comply with the capital requirements set by the regulators of the markets where the entities within the Group operate; (ii) to safeguard the Group’s ability to continue as a going concern so that it can continue to provide returns for shareholders and benefits for other stakeholders; and (iii) to maintain a strong capital base to support the development of its business, in line with the limits and tolerances established in the declaration of Risk Appetite.

As of December 31, 2020 and 2019, the regulatory capital for the subsidiaries engaged in financial and insurance activities amounted to approximately S/28,969.3 million and S/25,732 million, respectively. The regulatory capital has been determined in accordance with SBS regulations in force as of said dates. Under the SBS regulations, the Group’s regulatory capital exceeds by approximately S/7,973.9 million the minimum regulatory capital required as of December 31, 2019 (approximately S/4,151.6 million as of December 31, 2019).

34.10       Fair values -

a)	Financial instruments recorded at fair value and fair value hierarchy -

The following table analyses financial instruments measured at fair value at the reporting date, by the level in the fair value hierarchy into which the fair value measurement is categorized. The amounts are based on the values recognized in the consolidated statement of financial position:

		2020				2019
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Derivative financial instruments:
Currency swaps		—	323,425	—	323,425	—	411,656	—	411,656
Interest rate swaps		—	600,718	—	600,718	—	269,219	—	269,219
Foreign currency forwards		—	256,891	—	256,891	—	306,148	—	306,148
Cross currency swaps		—	28,096	—	28,096	—	98,585	—	98,585
Foreign exchange options		—	2,673	—	2,673	—	6,489	—	6,489
Futures		—	2,694	—	2,694	—	10	—	10
	13(b)	—	1,214,497	—	1,214,497	—	1,092,107	—	1,092,107

Investments at fair value through profit of loss	6(a)	3,186,413	2,543,159	737,899	6,467,471	2,320,141	786,477	744,144	3,850,762
Financial assets at fair value through profit of loss	8	808,182	15,088	—	823,270	558,471	62,073	−	620,544

Investments at fair value through other comprehensive income:
Debt Instruments
Corporate bonds		5,199,696	8,220,732	—	13,420,428	3,171,451	5,621,363	939	8,793,753
Certificates of deposit BCRP		−	15,364,282	—	15,364,282	−	8,665,272	−	8,665,272
Government treasury bonds		11,615,890	811,526	—	12,427,416	6,194,116	620,465	−	6,814,581
Securitization instruments		53	751,383	—	751,436	−	629,818	−	629,818
Negotiable certificates of deposit		−	898,277	—	898,277	−	377,296	−	377,296
Subordinated bonds		39,047	174,250	—	213,297	29,778	135,609	−	165,387
Other instruments		−	166,203	—	166,203	−	177,417	−	177,417
Equity instruments		182,943	304,291	15,316	502,550	239,555	320,579	19,065	579,199
	6(b)	17,037,629	26,690,944	15,316	43,743,889	9,634,900	16,547,819	20,004	26,202,723
Total financial assets		21,032,224	30,463,688	753,215	52,249,127	12,513,512	18,488,476	764,148	31,766,136

Financial liabilities
Derivatives financial instruments:
Interest rate swaps		—	644,122	—	644,122	—	365,774	—	365,774
Currency swaps		—	181,454	—	181,454	—	366,545	—	366,545
Foreign currency forwards		—	257,999	—	257,999	—	246,960	—	246,960
Cross currency swaps		—	115,475	—	115,475	—	54,775	—	54,775
Foreign exchange options		—	3,547	—	3,547	—	6,089	—	6,089
Futures		—	2,616	—	2,616	—	139	—	139
	13(b)	—	1,205,213	—	1,205,213	—	1,040,282	—	1,040,282

Financial liabilities at fair value through profit or loss		—	561,602	—	561,602	—	493,700	—	493,700
Total financial liabilities		—	1,766,815	—	1,766,815	—	1,533,982	—	1,533,982

Financial instruments included in the Level 1 category are those that are measured on the basis of quotations obtained in an active market. A financial instrument is regarded as quoted in an active market if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service or regulatory agency and those prices represent actual and regularly occurring market transactions on an arm’s length basis.

Financial instruments included in the Level 2 category are those that are measured on the basis of observable market factors. This category includes instruments valued using: quoted prices for similar instruments, either in active or less active markets and other valuation techniques (models) where all significant inputs are directly or indirectly observable based on market data.

Following is a description of how fair value is determined for the main Group’s financial instruments where valuation techniques were used with inputs based on market data which incorporate Credicorp’s estimates on the assumptions that market participants would use for measuring these financial instruments:

-Valuation of derivative financial instruments -

Interest rate swaps, currency swaps and forward exchange contracts are measured by using valuation techniques where inputs are based on market data. The most frequently applied valuation techniques include forward pricing and swap models, using present value calculations. The models incorporate various inputs, including the credit quality of counterparties, spot exchange rates, forward rates and interest rate curves. Options are valued using well-known, widely accepted valuation models.

A credit valuation adjustment (CVA) is applied to the “Over-The-Counter” derivative exposures to take into account the counterparty’s risk of default when measuring the fair value of the derivative. CVA is the mark-to market cost of protection required to hedge credit risk from counterparties in this type of derivatives portfolio. CVA is calculated by multiplying the probability of default (PD), the loss given default (LGD) and the expected exposure (EE) at the time of default.

A debit valuation adjustment (DVA) is applied to include the Group’s own credit risk in the fair value of derivatives (that is the risk that the Group might default on its contractual obligations), using the same methodology as for CVA.

As of December 31, 2020, the balance of receivables and payables corresponding to derivatives amounted to S/1,214.5 million and S/1,205.2 million respectively, See Note 13(b), generating DVA and CVA adjustments for approximately S/8.3 million and S/18.6 million respectively. The net impact of both items in the consolidated statement of income amounted to S/3.5 million of loss. As of December 31, 2019, the balance of receivables and payables corresponding to derivatives amounted to S/1,092.1 million and S/ 1,040.3 million, respectively, See Note 13(b), generating DVA and CVA adjustments for approximately S/12.6 million and S/14.0 million, respectively. Also, the net impact of both items in the consolidated statement of income amounted to S/3.2 million of profit.

-Valuation of debt securities classified in the category “at fair value through other comprehensive income” and included in level 2 –

Valuation of certificates of deposit BCRP, corporate, leasing, subordinated bonds and Government treasury bonds are measured calculating their Net Present Values (NPV) through discounted cash flows, using appropriate and relevant zero coupon rate curves to discount cash flows in the respective currency and considering observable current market transactions.

Certificates of deposit BCRP (CD BCRP) are securities issued at a discount in order to regulate the liquidity of the financial system. They are placed mainly through public auction or direct placement, are freely negotiable by their holders in the Peruvian secondary market and may be used as collateral in Repurchase Agreement Transactions of Securities with the BCRP.

Other debt instruments are measured using valuation techniques based on assumptions supported by prices from observable current market transactions, obtained via pricing services. Nevertheless, when prices have not been determined in an active market, fair values are based on broker quotes and assets that are valued using models whereby the majority of assumptions are market observable.

-Valuation of financial instruments included in level 3 -

These are measured using valuation techniques (internal models), based on assumptions that are not supported by transaction prices observable in the market for the same instrument, nor based on available market data.

In this regard, no significant differences were noted between the estimated fair values and the respective carrying amounts.

As of December 31, 2020 and 2019, the net unrealized loss of Level 3 financial instruments amounted to S/7.2 million and S/1.9 million, respectively. During 2020 and 2019, changes in the carrying amount of Level 3 financial instruments have not been significant since there were no purchases, issuances, settlements or any other significant movements or transfers from level 3 to Level 1 or Level 2 or vice versa.

b)	Financial instruments not measured at fair value -

We present below the disclosure of the comparison between the carrying amounts and fair values of the financial instruments, which are not measured at fair value, presented in the consolidated statement of financial position by level of the fair value hierarchy:

	2020					2019
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	—	36,752,994	—	36,752,994	36,752,994	—	25,986,762	—	25,986,762	25,986,762
Cash collateral, reverse repurchase agreements and securities borrowing	—	2,394,302	—	2,394,302	2,394,302	—	4,288,524	—	4,288,524	4,288,524
Investments at amortized cost	5,552,020	113,992	—	5,666,012	4,962,382	3,772,509	124,222	—	3,896,731	3,477,046
Loans, net	—	127,761,125	—	127,761,125	127,761,125	—	110,485,717	—	110,485,717	110,485,717
Premiums and other policies receivable	—	937,223	—	937,223	937,223	—	838,731	—	838,731	838,731
Accounts receivable from reinsurers and coinsurers	—	919,419	—	919,419	919,419	—	791,704	—	791,704	791,704
Due from customers on acceptances	—	455,343	—	455,343	455,343	—	535,222	—	535,222	535,222
Other assets	—	1,823,556	—	1,823,556	1,823,556	—	1,700,861	—	1,700,861	1,700,861
Total	5,552,020	171,157,954	—	176,709,974	176,006,344	3,772,509	144,751,743	—	148,524,252	148,104,567

Liabilities
Deposits and obligations	—	142,365,502	—	142,365,502	142,365,502	—	112,005,385	—	112,005,385	112,005,385
Payables on repurchase agreements and securities lending	—	27,923,617	—	27,923,617	27,923,617	—	7,678,016	—	7,678,016	7,678,016
Due to Banks and correspondents and other entities	—	6,327,779	—	6,327,779	5,978,257	—	9,032,177	—	9,032,177	8,841,732
Banker’s acceptances outstanding	—	455,343	—	455,343	455,343	—	535,222	—	535,222	535,222
Payable to reinsurers and coinsurers	—	338,446	—	338,446	338,446	—	216,734	—	216,734	216,734
Lease liabilities	—	750,578	—	750,578	750,578	—	830,153	—	830,153	830,153
Bond and notes issued	—	17,264,023	—	17,264,023	16,319,407	—	15,638,835	—	15,638,835	14,946,363
Other liabilities	—	3,273,754	—	3,273,754	3,273,754	—	3,206,544	—	3,206,544	3,206,544
Total	—	198,699,042	—	198,699,042	197,404,904	—	149,143,066	—	149,143,066	148,260,149

The methodologies and assumptions used by the Group to determine fair values depend on the terms and risk characteristics of the various financial instruments and include the following:

(i)

Long-term fixed-rate and variable-rate loans are evaluated by the Group based on parameters such as interest rates, specific country risk factors, and individual creditworthiness of the customer and the risk characteristics of the financed project. Based on this evaluation, allowances are taken into account for the incurred losses of these loans. As of December 31, 2020 and 2019, the carrying amounts of loans, net of allowances, were not materially different from their calculated fair values.

(ii)

Assets for which fair values approximate their carrying value - For financial assets and financial liabilities that are liquid or have a short term maturity (less than three months) it is assumed that the carrying amounts approximate to their fair values. This assumption is also applied to demand deposits, savings accounts without a specific maturity and variable rate financial instruments.

(iii)

Fixed rate financial instruments - The fair value of fixed rate financial assets and liabilities carried at amortized cost are estimated by comparing market interest rates when they were first recognized with current market rates offered for similar financial instruments. The estimated fair value of fixed interest bearing deposits is based on discounted cash flows using prevailing market interest rates for financial instruments with similar credit risk and maturity. For quoted debt issued the fair values are calculated based on quoted market prices. When quoted market prices are not available, a discounted cash flow model is used based on a current interest rate yield curve appropriate for the remaining term to maturity.

34.11       Fiduciary activities, management of funds and pension funds -

The Group provides custody, trustee, investment management and advisory services to third parties; therefore, the Group makes allocations and purchase and sale decisions in relation to a wide range of financial instruments. Assets that are held in a fiduciary capacity are not included in these consolidated financial statements. These services give rise to the risk that the Group will be accused of mismanagement or under-performance.

As of December 31, 2020 and 2019, the value of the net assets under administration off the balance sheet (in millions of soles) is as follows:

	2020	2019

Pension funds	49,582	53,912
Investment funds and mutual funds	52,174	43,635
Equity managed	25,273	18,387
Bank trusts	5,529	4,834
Total	132,558	120,768